Earnings Per Common Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of Net Earnings to Common Shareholders
Diluted earnings per share ("EPS") was calculated using the treasury stock method for stock options.

	2021			2020
	Net Earnings	Weighted		Net Earnings	Weighted
	to Common	Average		to Common	Average
	Shareholders	Shares	EPS	Shareholders	Shares	EPS
	($ millions)	(# millions)	($)	($ millions)	(# millions)	($)
Quarter ended June 30
Basic EPS	253	470.2	0.54	274	464.6	0.59
Potential dilutive effect of stock options	—	0.4		—	0.6
Diluted EPS	253	470.6	0.54	274	465.2	0.59

Year-to-date June 30
Basic EPS	608	469.0	1.30	586	464.2	1.26
Potential dilutive effect of stock options	—	0.4		—	0.6
Diluted EPS	608	469.4	1.30	586	464.8	1.26